Consolidated Statements of Profit or Loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit (loss) [abstract]
Revenue	€ 426,178	€ 422,312	€ 308,822
Cost of sales	(175,236)	(184,368)	(138,920)
Gross profit	250,942	237,944	169,902
Marketing and selling expenses	(226,750)	(224,733)	(165,502)
General and administrative expenses	(138,215)	(153,138)	(122,497)
Other operating income and expenses	(4,534)	(2,340)	10,083
Loss from operations before non-underlying items	(118,557)	(142,267)	(108,014)
Non-underlying items	(3,858)	(83,057)	45,206
Loss from operations	(122,415)	(225,324)	(62,808)
Finance cost – net	(20,431)	(14,556)	(9,313)
Loss before income tax	(142,846)	(239,880)	(72,121)
Income tax benefits / (expenses)	(3,407)	129	(4,331)
Loss for the year	(146,253)	(239,751)	(76,452)
Attributable to:
- Owners of the Company	(129,313)	(218,290)	(65,354)
- Non-controlling interests	€ (16,940)	€ (21,461)	€ (11,098)
Loss per share in Euro
Basic earnings (loss) per share	€ (0.98)	€ (2.15)	€ (0.84)
Diluted earnings (loss) per share	€ (0.98)	€ (2.15)	€ (0.84)